JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

August 27, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”) on behalf of:
Emerging Markets Debt Fund (the “Fund”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Fund.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on August 9, 2013 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228-13-003175), each of which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-4326.

Sincerely,

/s/ Andrew D. Wilkins

Andrew D. Wilkins

Assistant Secretary